UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2020

ITEM 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Profile Funds
(Institutional Class, Investor Class and Class L)
Semi-Annual Report
June 30, 2020
On June 5, 2018 the Securities and Exchange Commission (“SEC”) adopted new rule 30e-3 under the Investment Company Act of 1940. Subject to conditions, new rule 30e-3 will provide certain registered investment companies with an optional method to satisfy their obligations to transmit shareholder reports by making such reports and other materials accessible at a website address specified in a notice to investors.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary electronically by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. You can contact (866) 345-5954 or make elections online at www.fundreports.com to let your financial intermediary know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Great-West Conservative Profile Fund
Summary of Investments by Asset Class as of June 30, 2020 (unaudited)
Asset Class	Percentage of Fund Investments
Bond	47.44%
Fixed Interest Contract	22.51
Large Cap Equity	8.75
International Equity	8.13
Mid Cap Equity	5.01
Real Estate Equity	5.01
Small Cap Equity	3.15
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/20)	(06/30/20)	(01/01/20 – 06/30/20)
Institutional Class
Actual	$1,000.00	$ 993.00	$2.13
Hypothetical (5% return before expenses)	$1,000.00	$1,022.70	$2.16
Investor Class
Actual	$1,000.00	$ 990.80	$3.86
Hypothetical (5% return before expenses)	$1,000.00	$1,021.00	$3.92
Class L
Actual	$1,000.00	$ 989.80	$5.10
Hypothetical (5% return before expenses)	$1,000.00	$1,019.70	$5.17
* Expenses are equal to the Fund's annualized expense ratio of 0.43% for the Institutional Class, 0.78% for the Investor Class and 1.03% for the Class L shares, multiplied by the average account value over the period, multiplied by 182/366 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.41%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Moderately Conservative Profile Fund
Summary of Investments by Asset Class as of June 30, 2020 (unaudited)
Asset Class	Percentage of Fund Investments
Bond	32.98%
Fixed Interest Contract	22.02
Large Cap Equity	14.16
International Equity	13.13
Mid Cap Equity	8.10
Small Cap Equity	5.11
Real Estate Equity	4.50
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/20)	(06/30/20)	(01/01/20 – 06/30/20)
Institutional Class
Actual	$1,000.00	$ 976.60	$2.31
Hypothetical (5% return before expenses)	$1,000.00	$1,022.50	$2.36
Investor Class
Actual	$1,000.00	$ 974.70	$4.08
Hypothetical (5% return before expenses)	$1,000.00	$1,020.70	$4.17
Class L
Actual	$1,000.00	$ 973.10	$5.25
Hypothetical (5% return before expenses)	$1,000.00	$1,019.50	$5.37
* Expenses are equal to the Fund's annualized expense ratio of 0.47% for the Institutional Class, 0.83% for the Investor Class and 1.07% for the Class L shares, multiplied by the average account value over the period, multiplied by 182/366 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.45%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Moderate Profile Fund
Summary of Investments by Asset Class as of June 30, 2020 (unaudited)
Asset Class	Percentage of Fund Investments
Bond	23.97%
Large Cap Equity	19.58
International Equity	18.14
Fixed Interest Contract	16.04
Mid Cap Equity	11.22
Small Cap Equity	7.05
Real Estate Equity	4.00
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/20)	(06/30/20)	(01/01/20 – 06/30/20)
Institutional Class
Actual	$1,000.00	$ 961.90	$2.78
Hypothetical (5% return before expenses)	$1,000.00	$1,022.00	$2.87
Investor Class
Actual	$1,000.00	$ 959.80	$4.48
Hypothetical (5% return before expenses)	$1,000.00	$1,020.30	$4.62
Class L
Actual	$1,000.00	$ 959.40	$5.75
Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	$5.92
* Expenses are equal to the Fund's annualized expense ratio of 0.57% for the Institutional Class, 0.92% for the Investor Class and 1.18% for the Class L shares, multiplied by the average account value over the period, multiplied by 182/366 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.52%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Moderately Aggressive Profile Fund
Summary of Investments by Asset Class as of June 30, 2020 (unaudited)
Asset Class	Percentage of Fund Investments
Large Cap Equity	24.30%
International Equity	22.54
Bond	17.97
Mid Cap Equity	13.94
Fixed Interest Contract	8.98
Small Cap Equity	8.76
Real Estate Equity	3.51
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/20)	(06/30/20)	(01/01/20 – 06/30/20)
Institutional Class
Actual	$1,000.00	$ 941.90	$3.14
Hypothetical (5% return before expenses)	$1,000.00	$1,021.60	$3.27
Investor Class
Actual	$1,000.00	$ 939.30	$4.82
Hypothetical (5% return before expenses)	$1,000.00	$1,019.90	$5.02
Class L
Actual	$1,000.00	$ 938.90	$6.03
Hypothetical (5% return before expenses)	$1,000.00	$1,018.60	$6.27
* Expenses are equal to the Fund's annualized expense ratio of 0.65% for the Institutional Class, 1.00% for the Investor Class and 1.25% for the Class L shares, multiplied by the average account value over the period, multiplied by 182/366 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.58%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Aggressive Profile Fund
Summary of Investments by Asset Class as of June 30, 2020 (unaudited)
Asset Class	Percentage of Fund Investments
Large Cap Equity	33.95%
International Equity	31.38
Mid Cap Equity	19.46
Small Cap Equity	12.21
Real Estate Equity	3.00
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/20)	(06/30/20)	(01/01/20 – 06/30/20)
Institutional Class
Actual	$1,000.00	$ 897.20	$3.73
Hypothetical (5% return before expenses)	$1,000.00	$1,020.90	$3.97
Investor Class
Actual	$1,000.00	$ 894.60	$5.37
Hypothetical (5% return before expenses)	$1,000.00	$1,019.20	$5.72
Class L
Actual	$1,000.00	$ 894.20	$6.55
Hypothetical (5% return before expenses)	$1,000.00	$1,018.00	$6.97
* Expenses are equal to the Fund's annualized expense ratio of 0.79% for the Institutional Class, 1.14% for the Investor Class and 1.39% for the Class L shares, multiplied by the average account value over the period, multiplied by 182/366 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.69%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST CONSERVATIVE PROFILE FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
5,419,281	Great-West Core Bond Fund Institutional Class(a)	$ 56,848,253
7,620,081	Great-West Global Bond Fund Institutional Class(a)	67,513,919
4,301,024	Great-West High Yield Bond Fund Institutional Class(a)	39,870,496
3,819,761	Great-West Inflation-Protected Securities Fund Institutional Class(a)	38,694,175
7,678,468	Great-West Multi-Sector Bond Fund Institutional Class(a)	73,713,296
7,317,781	Great-West Short Duration Bond Fund Institutional Class(a)	73,909,586
5,603,123	Great-West U.S. Government Mortgage Securities Fund Institutional Class(a)	56,815,671

TOTAL BOND MUTUAL FUNDS — 47.49% (Cost $400,579,095)		$407,365,396
EQUITY MUTUAL FUNDS
1,813,217	Great-West Emerging Markets Equity Fund Institutional Class(a)	15,521,137
1,598,285	Great-West International Growth Fund Institutional Class(a)	15,519,343
5,113,926	Great-West International Value Fund Institutional Class(a)	38,712,422
1,431,888	Great-West Invesco Small Cap Value Fund Institutional Class(a)	9,736,839
1,906,909	Great-West Large Cap Growth Fund Institutional Class(a)	21,567,136
8,687,119	Great-West Large Cap Value Fund Institutional Class(a)	53,599,523
Shares		Fair Value
Equity Mutual Funds — (continued)
1,580,208	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	$ 9,702,476
4,228,087	Great-West Mid Cap Value Fund Institutional Class(a)	30,738,195
6,052,128	Great-West Real Estate Index Fund Institutional Class(a)	42,970,112
719,383	Great-West Small Cap Growth Fund Institutional Class(a)	7,675,820
1,512,294	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	12,310,073

TOTAL EQUITY MUTUAL FUNDS — 30.08% (Cost $265,148,249)		$258,053,076
Account Balance
FIXED INTEREST CONTRACT
193,262,337 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	193,262,337

TOTAL FIXED INTEREST CONTRACT — 22.53% (Cost $193,262,337)		$193,262,337
TOTAL INVESTMENTS — 100.10% (Cost $858,989,681)		$858,680,809
OTHER ASSETS & LIABILITIES, NET — (0.10)%		$ (875,919)
TOTAL NET ASSETS — 100.00%		$857,804,890

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2020.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
2,482,014	Great-West Core Bond Fund Institutional Class(a)	$ 26,036,326
3,484,086	Great-West Global Bond Fund Institutional Class(a)	30,869,002
1,965,702	Great-West High Yield Bond Fund Institutional Class(a)	18,222,054
1,749,768	Great-West Inflation-Protected Securities Fund Institutional Class(a)	17,725,149
3,511,659	Great-West Multi-Sector Bond Fund Institutional Class(a)	33,711,927
1,213,631	Great-West Short Duration Bond Fund Institutional Class(a)	12,257,678
2,567,136	Great-West U.S. Government Mortgage Securities Fund Institutional Class(a)	26,030,764

TOTAL BOND MUTUAL FUNDS — 33.01% (Cost $162,511,703)		$164,852,900
EQUITY MUTUAL FUNDS
1,706,378	Great-West Emerging Markets Equity Fund Institutional Class(a)	14,606,597
1,500,735	Great-West International Growth Fund Institutional Class(a)	14,572,139
4,813,737	Great-West International Value Fund Institutional Class(a)	36,439,991
1,345,549	Great-West Invesco Small Cap Value Fund Institutional Class(a)	9,149,733
1,797,175	Great-West Large Cap Growth Fund Institutional Class(a)	20,326,046
8,177,040	Great-West Large Cap Value Fund Institutional Class(a)	50,452,334
Shares		Fair Value
Equity Mutual Funds — (continued)
1,483,849	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	$ 9,110,834
3,978,796	Great-West Mid Cap Value Fund Institutional Class(a)	28,925,847
3,170,429	Great-West Real Estate Index Fund Institutional Class(a)	22,510,043
681,968	Great-West Small Cap Growth Fund Institutional Class(a)	7,276,599
1,419,683	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	11,556,220

TOTAL EQUITY MUTUAL FUNDS — 45.03% (Cost $236,688,160)		$224,926,383
Account Balance
FIXED INTEREST CONTRACT
110,056,152 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	110,056,152

TOTAL FIXED INTEREST CONTRACT — 22.03% (Cost $110,056,152)		$110,056,152
TOTAL INVESTMENTS — 100.07% (Cost $509,256,015)		$499,835,435
OTHER ASSETS & LIABILITIES, NET — (0.07)%		$ (363,362)
TOTAL NET ASSETS — 100.00%		$499,472,073

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2020.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATE PROFILE FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
5,547,736	Great-West Core Bond Fund Institutional Class(a)	$ 58,195,753
7,780,413	Great-West Global Bond Fund Institutional Class(a)	68,934,456
4,383,107	Great-West High Yield Bond Fund Institutional Class(a)	40,631,398
3,905,422	Great-West Inflation-Protected Securities Fund Institutional Class(a)	39,561,931
7,847,638	Great-West Multi-Sector Bond Fund Institutional Class(a)	75,337,328
2,695,645	Great-West Short Duration Bond Fund Institutional Class(a)	27,226,013
5,737,147	Great-West U.S. Government Mortgage Securities Fund Institutional Class(a)	58,174,675

TOTAL BOND MUTUAL FUNDS — 23.99% (Cost $362,796,690)		$ 368,061,554
EQUITY MUTUAL FUNDS
7,243,585	Great-West Emerging Markets Equity Fund Institutional Class(a)	62,005,087
6,371,604	Great-West International Growth Fund Institutional Class(a)	61,868,274
20,425,760	Great-West International Value Fund Institutional Class(a)	154,623,004
5,707,405	Great-West Invesco Small Cap Value Fund Institutional Class(a)	38,810,353
7,641,508	Great-West Large Cap Growth Fund Institutional Class(a)	86,425,453
Shares		Fair Value
Equity Mutual Funds — (continued)
34,706,615	Great-West Large Cap Value Fund Institutional Class(a)	$ 214,139,816
6,294,069	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	38,645,584
16,921,892	Great-West Mid Cap Value Fund Institutional Class(a)	123,022,153
8,648,403	Great-West Real Estate Index Fund Institutional Class(a)	61,403,658
2,889,639	Great-West Small Cap Growth Fund Institutional Class(a)	30,832,452
6,051,192	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	49,256,703

TOTAL EQUITY MUTUAL FUNDS — 60.03% (Cost $991,661,472)		$ 921,032,537
Account Balance
FIXED INTEREST CONTRACT
246,267,017 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	246,267,017

TOTAL FIXED INTEREST CONTRACT — 16.05% (Cost $246,267,017)		$ 246,267,017
TOTAL INVESTMENTS — 100.07% (Cost $1,600,725,179)		$1,535,361,108
OTHER ASSETS & LIABILITIES, NET — (0.07)%		$ (1,092,990)
TOTAL NET ASSETS — 100.00%		$1,534,268,118

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2020.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
1,577,272	Great-West Core Bond Fund Institutional Class(a)	$ 16,545,589
2,223,650	Great-West Global Bond Fund Institutional Class(a)	19,701,539
1,256,980	Great-West High Yield Bond Fund Institutional Class(a)	11,652,204
1,114,167	Great-West Inflation-Protected Securities Fund Institutional Class(a)	11,286,516
2,243,026	Great-West Multi-Sector Bond Fund Institutional Class(a)	21,533,046
1,933,051	Great-West Short Duration Bond Fund Institutional Class(a)	19,523,811
1,631,031	Great-West U.S. Government Mortgage Securities Fund Institutional Class(a)	16,538,654

TOTAL BOND MUTUAL FUNDS — 18.03% (Cost $115,019,015)		$116,781,359
EQUITY MUTUAL FUNDS
3,802,185	Great-West Emerging Markets Equity Fund Institutional Class(a)	32,546,703
3,352,786	Great-West International Growth Fund Institutional Class(a)	32,555,549
10,743,284	Great-West International Value Fund Institutional Class(a)	81,326,658
2,997,365	Great-West Invesco Small Cap Value Fund Institutional Class(a)	20,382,081
4,011,148	Great-West Large Cap Growth Fund Institutional Class(a)	45,366,085
18,238,953	Great-West Large Cap Value Fund Institutional Class(a)	112,534,344
Shares		Fair Value
Equity Mutual Funds — (continued)
3,307,823	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	$ 20,310,032
8,899,740	Great-West Mid Cap Value Fund Institutional Class(a)	64,701,112
3,208,170	Great-West Real Estate Index Fund Institutional Class(a)	22,778,007
1,518,148	Great-West Small Cap Growth Fund Institutional Class(a)	16,198,644
3,178,804	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	25,875,464

TOTAL EQUITY MUTUAL FUNDS — 73.25% (Cost $520,101,221)		$474,574,679
Account Balance
FIXED INTEREST CONTRACT
58,341,513 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	58,341,513

TOTAL FIXED INTEREST CONTRACT — 9.00% (Cost $58,341,513)		$ 58,341,513
TOTAL INVESTMENTS — 100.28% (Cost $693,461,749)		$649,697,551
OTHER ASSETS & LIABILITIES, NET — (0.28)%		$ (1,840,515)
TOTAL NET ASSETS — 100.00%		$647,857,036

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2020.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST AGGRESSIVE PROFILE FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Shares		Fair Value
EQUITY MUTUAL FUNDS
4,825,102	Great-West Emerging Markets Equity Fund Institutional Class(a)	$ 41,302,872
4,255,697	Great-West International Growth Fund Institutional Class(a)	41,322,818
13,648,121	Great-West International Value Fund Institutional Class(a)	103,316,276
3,808,104	Great-West Invesco Small Cap Value Fund Institutional Class(a)	25,895,106
5,106,013	Great-West Large Cap Growth Fund Institutional Class(a)	57,749,004
23,247,371	Great-West Large Cap Value Fund Institutional Class(a)	143,436,279
4,207,152	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	25,831,918
11,329,610	Great-West Mid Cap Value Fund Institutional Class(a)	82,366,265
Shares		Fair Value
Equity Mutual Funds — (continued)
2,503,549	Great-West Real Estate Index Fund Institutional Class(a)	$ 17,775,197
1,930,468	Great-West Small Cap Growth Fund Institutional Class(a)	20,598,098
4,048,093	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	32,951,475

TOTAL EQUITY MUTUAL FUNDS — 100.17% (Cost $663,124,219)		$592,545,308
TOTAL INVESTMENTS — 100.17% (Cost $663,124,219)		$592,545,308
OTHER ASSETS & LIABILITIES, NET — (0.17)%		$ (977,397)
TOTAL NET ASSETS — 100.00%		$591,567,911

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2020 (Unaudited)
	Great-West Conservative Profile Fund	Great-West Moderately Conservative Profile Fund	Great-West Moderate Profile Fund
ASSETS:
Investments at fair value, affiliated(a)	$858,680,809	$499,835,435	$1,535,361,108
Subscriptions receivable	564,895	414,720	1,488,056
Total Assets	859,245,704	500,250,155	1,536,849,164
LIABILITIES:
Payable for distribution fees	122,728	72,814	152,854
Payable for investments purchased	412,751	384,701	434,085
Payable for shareholder services fees	250,785	146,288	432,681
Payable to investment adviser	20,194	12,448	68,262
Redemptions payable	634,356	161,831	1,493,164
Total Liabilities	1,440,814	778,082	2,581,046
NET ASSETS	$857,804,890	$499,472,073	$1,534,268,118
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$9,776,504	$5,606,611	$19,283,632
Paid-in capital in excess of par	910,507,824	537,955,689	1,832,770,068
Undistributed/accumulated deficit	(62,479,438)	(44,090,227)	(317,785,582)
NET ASSETS	$857,804,890	$499,472,073	$1,534,268,118
NET ASSETS BY CLASS
Investor Class	$200,241,329	$109,595,849	$639,136,348
Class L	$618,608,540	$368,362,588	$771,392,741
Institutional Class	$38,955,021	$21,513,636	$123,739,029
CAPITAL STOCK:
Authorized
Investor Class	100,000,000	100,000,000	350,000,000
Class L	140,000,000	80,000,000	180,000,000
Institutional Class	10,000,000	10,000,000	35,000,000
Issued and Outstanding
Investor Class	25,897,278	13,521,517	102,031,059
Class L	67,842,491	40,262,941	77,608,957
Institutional Class	4,025,272	2,281,648	13,196,303
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$7.73	$8.11	$6.26
Class L	$9.12	$9.15	$9.94
Institutional Class	$9.68	$9.43	$9.38
(a) Cost of investments, affiliated	$858,989,681	$509,256,015	$1,600,725,179
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2020 (Unaudited)
	Great-West Moderately Aggressive Profile Fund	Great-West Aggressive Profile Fund
ASSETS:
Investments at fair value, affiliated(a)	$649,697,551	$592,545,308
Subscriptions receivable	719,506	330,152
Total Assets	650,417,057	592,875,460
LIABILITIES:
Payable for distribution fees	62,248	29,428
Payable for investments purchased	713,260	277,644
Payable for shareholder services fees	181,667	150,384
Payable to investment adviser	40,647	52,150
Redemptions payable	1,562,199	797,943
Total Liabilities	2,560,021	1,307,549
NET ASSETS	$647,857,036	$591,567,911
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$8,310,524	$8,904,965
Paid-in capital in excess of par	778,220,294	803,215,887
Undistributed/accumulated deficit	(138,673,782)	(220,552,941)
NET ASSETS	$647,857,036	$591,567,911
NET ASSETS BY CLASS
Investor Class	$276,586,617	$339,469,120
Class L	$314,526,411	$147,178,051
Institutional Class	$56,744,008	$104,920,740
CAPITAL STOCK:
Authorized
Investor Class	120,000,000	225,000,000
Class L	75,000,000	40,000,000
Institutional Class	15,000,000	50,000,000
Issued and Outstanding
Investor Class	39,719,386	63,902,527
Class L	37,107,890	13,091,569
Institutional Class	6,277,959	12,055,557
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$6.96	$5.31
Class L	$8.48	$11.24
Institutional Class	$9.04	$8.70
(a) Cost of investments, affiliated	$693,461,749	$663,124,219
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2020 (Unaudited)
	Great-West Conservative Profile Fund	Great-West Moderately Conservative Profile Fund	Great-West Moderate Profile Fund
INVESTMENT INCOME:
Interest, affiliated	$1,374,571	$782,011	$1,749,368
Dividends, affiliated	6,589,827	3,271,737	9,408,613
Total Income	7,964,398	4,053,748	11,157,981
EXPENSES:
Management fees	416,387	242,027	758,413
Shareholder services fees – Investor Class	349,016	196,590	1,141,703
Shareholder services fees – Class L	1,040,130	615,119	1,300,369
Distribution fees – Class L	738,796	436,959	923,410
Total Expenses	2,544,329	1,490,695	4,123,895
Less management fees waived	317,878	180,752	404,934
Net Expenses	2,226,451	1,309,943	3,718,961
NET INVESTMENT INCOME	5,737,947	2,743,805	7,439,020
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments, affiliated	(15,013,351)	(10,844,617)	(26,549,006)
Net Realized Loss	(15,013,351)	(10,844,617)	(26,549,006)
Net change in unrealized depreciation on investments, affiliated	(705,937)	(6,953,323)	(54,907,816)
Net Change in Unrealized Depreciation	(705,937)	(6,953,323)	(54,907,816)
Net Realized and Unrealized Loss	(15,719,288)	(17,797,940)	(81,456,822)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(9,981,341)	$(15,054,135)	$(74,017,802)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2020 (Unaudited)
	Great-West Moderately Aggressive Profile Fund	Great-West Aggressive Profile Fund
INVESTMENT INCOME:
Interest, affiliated	$421,949	$-
Dividends, affiliated	3,883,226	3,017,010
Total Income	4,305,175	3,017,010
EXPENSES:
Management fees	320,578	298,409
Shareholder services fees – Investor Class	507,326	612,735
Shareholder services fees – Class L	516,907	251,674
Distribution fees – Class L	367,041	178,658
Total Expenses	1,711,852	1,341,476
Less management fees waived	97,664	-
Net Expenses	1,614,188	1,341,476
NET INVESTMENT INCOME	2,690,987	1,675,534
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments, affiliated	(13,250,132)	(18,947,596)
Net Realized Loss	(13,250,132)	(18,947,596)
Net change in unrealized depreciation on investments, affiliated	(36,543,694)	(57,533,312)
Net Change in Unrealized Depreciation	(36,543,694)	(57,533,312)
Net Realized and Unrealized Loss	(49,793,826)	(76,480,908)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(47,102,839)	$(74,805,374)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2020 and fiscal year ended December 31, 2019
Great-West Conservative Profile Fund	2020 (Unaudited)	2019
OPERATIONS:
Net investment income	$5,737,947	$15,009,243
Net realized gain (loss)	(15,013,351)	5,969,396
Net change in unrealized appreciation (depreciation)	(705,937)	62,197,548
Net Increase (Decrease) in Net Assets Resulting from Operations	(9,981,341)	83,176,187
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(1,738,642)	(12,800,928)
Class L	(3,697,721)	(26,198,718)
Institutional Class	(320,604)	(2,385,730)
From Net Investment Income and Net Realized Gains	(5,756,967)	(41,385,376)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	34,594,271	58,562,889
Class L	127,555,126	234,379,400
Institutional Class	6,684,016	16,345,233
Shares issued in reinvestment of distributions
Investor Class	1,738,642	12,800,928
Class L	3,697,721	26,198,718
Institutional Class	320,604	2,385,730
Shares redeemed
Investor Class	(45,780,864)	(88,312,870)
Class L	(107,337,829)	(140,567,674)
Institutional Class	(7,867,993)	(23,198,192)
Net Increase in Net Assets Resulting from Capital Share Transactions	13,603,694	98,594,162
Total Increase (Decrease) in Net Assets	(2,134,614)	140,384,973
NET ASSETS:
Beginning of Period	859,939,504	719,554,531
End of Period	$857,804,890	$859,939,504
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	4,589,184	7,415,921
Class L	14,213,641	25,389,136
Institutional Class	709,870	1,666,320
Shares issued in reinvestment of distributions
Investor Class	226,681	1,634,351
Class L	408,588	2,851,282
Institutional Class	33,396	244,260
Shares redeemed
Investor Class	(6,082,268)	(11,179,704)
Class L	(12,152,469)	(15,255,931)
Institutional Class	(828,613)	(2,371,868)
Net Increase	1,118,010	10,393,767
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2020 and fiscal year ended December 31, 2019
Great-West Moderately Conservative Profile Fund	2020 (Unaudited)	2019
OPERATIONS:
Net investment income	$2,743,805	$7,738,916
Net realized gain (loss)	(10,844,617)	7,191,712
Net change in unrealized appreciation (depreciation)	(6,953,323)	42,555,446
Net Increase (Decrease) in Net Assets Resulting from Operations	(15,054,135)	57,486,074
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(765,586)	(8,994,097)
Class L	(1,825,143)	(19,829,801)
Institutional Class	(165,229)	(1,610,556)
From Net Investment Income and Net Realized Gains	(2,755,958)	(30,434,454)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	11,499,306	25,038,841
Class L	90,159,665	139,726,546
Institutional Class	5,609,566	13,783,728
Shares issued in reinvestment of distributions
Investor Class	765,586	8,994,097
Class L	1,825,143	19,829,801
Institutional Class	165,229	1,610,556
Shares redeemed
Investor Class	(22,955,429)	(30,346,453)
Class L	(61,188,439)	(79,939,313)
Institutional Class	(3,805,504)	(16,268,983)
Net Increase in Net Assets Resulting from Capital Share Transactions	22,075,123	82,428,820
Total Increase in Net Assets	4,265,030	109,480,440
NET ASSETS:
Beginning of Period	495,207,043	385,726,603
End of Period	$499,472,073	$495,207,043
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	1,444,513	2,990,136
Class L	9,928,210	14,843,578
Institutional Class	624,124	1,419,609
Shares issued in reinvestment of distributions
Investor Class	95,579	1,085,896
Class L	201,673	2,130,716
Institutional Class	17,728	167,591
Shares redeemed
Investor Class	(2,901,278)	(3,627,394)
Class L	(6,967,200)	(8,506,682)
Institutional Class	(424,853)	(1,688,867)
Net Increase	2,018,496	8,814,583
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2020 and fiscal year ended December 31, 2019
Great-West Moderate Profile Fund	2020 (Unaudited)	2019
OPERATIONS:
Net investment income	$7,439,020	$25,799,044
Net realized gain (loss)	(26,549,006)	20,013,914
Net change in unrealized appreciation (depreciation)	(54,907,816)	205,527,586
Net Increase (Decrease) in Net Assets Resulting from Operations	(74,017,802)	251,340,544
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(4,602,858)	(76,153,398)
Class L	(2,157,462)	(45,075,202)
Institutional Class	(729,627)	(11,108,395)
From Net Investment Income and Net Realized Gains	(7,489,947)	(132,336,995)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	51,010,123	105,208,705
Class L	139,775,444	280,107,572
Institutional Class	13,395,364	51,006,090
Shares issued in reinvestment of distributions
Investor Class	4,602,858	76,153,398
Class L	2,157,462	45,075,202
Institutional Class	729,627	11,108,395
Shares redeemed
Investor Class	(120,135,339)	(237,223,206)
Class L	(129,137,677)	(163,919,828)
Institutional Class	(17,248,927)	(75,587,623)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(54,851,065)	91,928,705
Total Increase (Decrease) in Net Assets	(136,358,814)	210,932,254
NET ASSETS:
Beginning of Period	1,670,626,932	1,459,694,678
End of Period	$1,534,268,118	$1,670,626,932
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	8,299,346	15,789,697
Class L	14,102,518	27,377,966
Institutional Class	1,454,741	5,262,124
Shares issued in reinvestment of distributions
Investor Class	746,006	11,849,557
Class L	220,374	4,483,497
Institutional Class	79,050	1,164,313
Shares redeemed
Investor Class	(19,675,366)	(35,700,683)
Class L	(13,423,004)	(16,038,314)
Institutional Class	(1,883,544)	(7,851,466)
Net Increase (Decrease)	(10,079,879)	6,336,691
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2020 and fiscal year ended December 31, 2019
Great-West Moderately Aggressive Profile Fund	2020 (Unaudited)	2019
OPERATIONS:
Net investment income	$2,690,987	$10,308,874
Net realized gain (loss)	(13,250,132)	14,870,214
Net change in unrealized appreciation (depreciation)	(36,543,694)	95,407,938
Net Increase (Decrease) in Net Assets Resulting from Operations	(47,102,839)	120,587,026
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(1,465,301)	(37,321,655)
Class L	(956,737)	(24,623,625)
Institutional Class	(305,484)	(6,193,252)
From Net Investment Income and Net Realized Gains	(2,727,522)	(68,138,532)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	23,281,126	35,707,148
Class L	75,951,102	141,425,708
Institutional Class	6,071,725	32,653,621
Shares issued in reinvestment of distributions
Investor Class	1,465,301	37,321,655
Class L	956,737	24,623,625
Institutional Class	305,484	6,193,252
Shares redeemed
Investor Class	(60,113,665)	(93,061,653)
Class L	(57,196,634)	(81,434,377)
Institutional Class	(7,024,374)	(44,208,197)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(16,303,198)	59,220,782
Total Increase (Decrease) in Net Assets	(66,133,559)	111,669,276
NET ASSETS:
Beginning of Period	713,990,595	602,321,319
End of Period	$647,857,036	$713,990,595
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	3,414,134	4,741,644
Class L	9,054,465	15,648,822
Institutional Class	693,630	3,422,850
Shares issued in reinvestment of distributions
Investor Class	214,225	5,148,420
Class L	114,993	2,808,261
Institutional Class	34,440	660,913
Shares redeemed
Investor Class	(9,034,306)	(12,378,756)
Class L	(7,010,826)	(9,062,382)
Institutional Class	(796,184)	(4,658,235)
Net Increase (Decrease)	(3,315,429)	6,331,537
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2020 and fiscal year ended December 31, 2019
Great-West Aggressive Profile Fund	2020 (Unaudited)	2019
OPERATIONS:
Net investment income	$1,675,534	$8,975,646
Net realized gain (loss)	(18,947,596)	15,226,589
Net change in unrealized appreciation (depreciation)	(57,533,312)	131,814,472
Net Increase (Decrease) in Net Assets Resulting from Operations	(74,805,374)	156,016,707
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(1,369,587)	(63,823,692)
Class L	-	(11,229,484)
Institutional Class	(348,867)	(11,726,706)
From Net Investment Income and Net Realized Gains	(1,718,454)	(86,779,882)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	36,323,134	63,549,543
Class L	29,749,221	58,861,036
Institutional Class	12,801,171	32,666,216
Shares issued in reinvestment of distributions
Investor Class	1,369,587	63,823,692
Class L	-	11,229,484
Institutional Class	348,867	11,726,706
Shares redeemed
Investor Class	(79,758,111)	(150,910,439)
Class L	(27,236,031)	(35,048,645)
Institutional Class	(11,006,546)	(43,005,242)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(37,408,708)	12,892,351
Total Increase (Decrease) in Net Assets	(113,932,536)	82,129,176
NET ASSETS:
Beginning of Period	705,500,447	623,371,271
End of Period	$591,567,911	$705,500,447
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	7,061,854	10,426,062
Class L	2,647,167	4,830,749
Institutional Class	1,444,107	3,426,276
Shares issued in reinvestment of distributions
Investor Class	264,399	11,310,614
Class L	-	951,482
Institutional Class	41,140	1,280,301
Shares redeemed
Investor Class	(15,181,911)	(24,772,811)
Class L	(2,490,871)	(2,888,309)
Institutional Class	(1,294,190)	(4,538,641)
Net Increase (Decrease)	(7,508,305)	25,723
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CONSERVATIVE PROFILE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2020(Unaudited)	$ 7.87	0.06	(0.13)	(0.07)	(0.07)	-	(0.07)	$ 7.73	(0.92%) (d)
12/31/2019	$ 7.49	0.15	0.71	0.86	(0.18)	(0.30)	(0.48)	$ 7.87	11.54%
12/31/2018	$ 8.19	0.21	(0.46)	(0.25)	(0.24)	(0.21)	(0.45)	$ 7.49	(3.15%)
12/31/2017	$ 7.95	0.19	0.39	0.58	(0.20)	(0.14)	(0.34)	$ 8.19	7.39%
12/31/2016	$ 7.82	0.16	0.33	0.49	(0.16)	(0.20)	(0.36)	$ 7.95	6.26%
12/31/2015	$ 8.46	0.19	(0.26)	(0.07)	(0.24)	(0.33)	(0.57)	$ 7.82	(0.95%)
Class L
06/30/2020(Unaudited)	$ 9.27	0.06	(0.16)	(0.10)	(0.05)	-	(0.05)	$ 9.12	(1.02%) (d)
12/31/2019	$ 8.74	0.17	0.80	0.97	(0.14)	(0.30)	(0.44)	$ 9.27	11.22%
12/31/2018	$ 9.46	0.24	(0.55)	(0.31)	(0.20)	(0.21)	(0.41)	$ 8.74	(3.32%)
12/31/2017	$ 9.13	0.21	0.43	0.64	(0.17)	(0.14)	(0.31)	$ 9.46	7.05%
12/31/2016	$ 8.93	0.18	0.35	0.53	(0.13)	(0.20)	(0.33)	$ 9.13	5.97%
12/31/2015	$ 9.54	0.22	(0.32)	(0.10)	(0.18)	(0.33)	(0.51)	$ 8.93	(1.15%)
Institutional Class
06/30/2020(Unaudited)	$ 9.83	0.09	(0.16)	(0.07)	(0.08)	-	(0.08)	$ 9.68	(0.70%) (d)
12/31/2019	$ 9.26	0.23	0.86	1.09	(0.22)	(0.30)	(0.52)	$ 9.83	11.87%
12/31/2018	$10.02	0.33	(0.61)	(0.28)	(0.27)	(0.21)	(0.48)	$ 9.26	(2.79%)
12/31/2017	$ 9.67	0.28	0.46	0.74	(0.25)	(0.14)	(0.39)	$10.02	7.73%
12/31/2016	$ 9.39	0.27	0.35	0.62	(0.14)	(0.20)	(0.34)	$ 9.67	6.66%
12/31/2015 (e)	$10.00	0.21	(0.43)	(0.22)	(0.18)	(0.21)	(0.39)	$ 9.39	(2.28%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/30/2020 (Unaudited)	$200,241	0.45% (h)	0.37% (h)	1.51% (h)	19% (d)
12/31/2019	$213,762	0.45%	0.37%	1.95%	20%
12/31/2018	$219,486	0.45%	0.37%	2.60%	25%
12/31/2017	$271,766	0.45%	0.37%	2.33%	13%
12/31/2016	$232,585	0.45%	0.38%	2.00%	21%
12/31/2015	$251,629	0.32%	0.27%	2.22%	33% (i)
Class L
06/30/2020 (Unaudited)	$618,609	0.70% (h)	0.62% (h)	1.30% (h)	19% (d)
12/31/2019	$605,779	0.70%	0.62%	1.83%	20%
12/31/2018	$457,740	0.70%	0.62%	2.53%	25%
12/31/2017	$427,340	0.70%	0.62%	2.27%	13%
12/31/2016	$279,584	0.70%	0.63%	1.99%	21%
12/31/2015	$164,862	0.61%	0.55%	2.35%	33% (i)
Institutional Class
06/30/2020 (Unaudited)	$ 38,955	0.10% (h)	0.02% (h)	1.85% (h)	19% (d)
12/31/2019	$ 40,399	0.10%	0.02%	2.36%	20%
12/31/2018	$ 42,329	0.10%	0.02%	3.33%	25%
12/31/2017	$ 29,679	0.10%	0.02%	2.78%	13%
12/31/2016	$ 23,404	0.10%	0.03%	2.84%	21%
12/31/2015 (e)	$ 6,412	0.10% (h)	0.02% (h)	3.15% (h)	33% (i)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Institutional Class inception date was May 1, 2015.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2020(Unaudited)	$ 8.38	0.05	(0.26)	(0.21)	(0.06)	-	(0.06)	$ 8.11	(2.53%) (d)
12/31/2019	$ 7.88	0.15	0.97	1.12	(0.16)	(0.46)	(0.62)	$ 8.38	14.45%
12/31/2018	$ 8.90	0.21	(0.62)	(0.41)	(0.24)	(0.37)	(0.61)	$ 7.88	(4.73%)
12/31/2017	$ 8.47	0.23	0.61	0.84	(0.22)	(0.19)	(0.41)	$ 8.90	10.07%
12/31/2016	$ 8.28	0.16	0.44	0.60	(0.15)	(0.26)	(0.41)	$ 8.47	7.39%
12/31/2015	$ 8.97	0.20	(0.28)	(0.08)	(0.22)	(0.39)	(0.61)	$ 8.28	(0.82%)
Class L
06/30/2020(Unaudited)	$ 9.45	0.05	(0.30)	(0.25)	(0.05)	-	(0.05)	$ 9.15	(2.69%) (d)
12/31/2019	$ 8.81	0.16	1.07	1.23	(0.13)	(0.46)	(0.59)	$ 9.45	14.14%
12/31/2018	$ 9.86	0.25	(0.72)	(0.47)	(0.21)	(0.37)	(0.58)	$ 8.81	(4.88%)
12/31/2017	$ 9.34	0.24	0.66	0.90	(0.19)	(0.19)	(0.38)	$ 9.86	9.75%
12/31/2016	$ 9.10	0.18	0.45	0.63	(0.13)	(0.26)	(0.39)	$ 9.34	7.05%
12/31/2015	$ 9.77	0.24	(0.34)	(0.10)	(0.18)	(0.39)	(0.57)	$ 9.10	(1.03%)
Institutional Class
06/30/2020(Unaudited)	$ 9.73	0.08	(0.31)	(0.23)	(0.07)	-	(0.07)	$ 9.43	(2.34%) (d)
12/31/2019	$ 9.07	0.21	1.11	1.32	(0.20)	(0.46)	(0.66)	$ 9.73	14.80%
12/31/2018	$10.16	0.30	(0.73)	(0.43)	(0.29)	(0.37)	(0.66)	$ 9.07	(4.35%)
12/31/2017	$ 9.62	0.30	0.70	1.00	(0.27)	(0.19)	(0.46)	$10.16	10.48%
12/31/2016	$ 9.35	0.28	0.42	0.70	(0.17)	(0.26)	(0.43)	$ 9.62	7.61%
12/31/2015 (e)	$10.00	0.24	(0.50)	(0.26)	(0.20)	(0.19)	(0.39)	$ 9.35	(2.85%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/30/2020 (Unaudited)	$109,596	0.45% (h)	0.38% (h)	1.24% (h)	21% (d)
12/31/2019	$124,650	0.45%	0.37%	1.81%	22%
12/31/2018	$113,771	0.45%	0.37%	2.42%	31%
12/31/2017	$159,718	0.45%	0.37%	2.56%	20%
12/31/2016	$113,001	0.45%	0.38%	1.89%	25%
12/31/2015	$119,532	0.34%	0.28%	2.26%	28% (i)
Class L
06/30/2020 (Unaudited)	$368,363	0.70% (h)	0.62% (h)	1.07% (h)	21% (d)
12/31/2019	$350,464	0.70%	0.62%	1.65%	22%
12/31/2018	$252,301	0.70%	0.62%	2.53%	31%
12/31/2017	$210,781	0.70%	0.62%	2.46%	20%
12/31/2016	$129,943	0.70%	0.63%	1.95%	25%
12/31/2015	$ 69,408	0.62%	0.56%	2.47%	28% (i)
Institutional Class
06/30/2020 (Unaudited)	$ 21,514	0.10% (h)	0.02% (h)	1.70% (h)	21% (d)
12/31/2019	$ 20,093	0.10%	0.02%	2.17%	22%
12/31/2018	$ 19,655	0.10%	0.02%	3.00%	31%
12/31/2017	$ 19,477	0.10%	0.02%	2.93%	20%
12/31/2016	$ 13,930	0.10%	0.03%	2.87%	25%
12/31/2015 (e)	$ 547	0.10% (h)	0.02% (h)	3.63% (h)	28% (i)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Institutional Class inception date was May 1, 2015.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATE PROFILE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2020(Unaudited)	$ 6.57	0.03	(0.29)	(0.26)	(0.05)	-	(0.05)	$ 6.26	(4.02%) (d)
12/31/2019	$ 6.21	0.11	0.94	1.05	(0.13)	(0.56)	(0.69)	$ 6.57	17.52%
12/31/2018	$ 7.32	0.17	(0.60)	(0.43)	(0.21)	(0.47)	(0.68)	$ 6.21	(6.30%)
12/31/2017	$ 6.94	0.19	0.70	0.89	(0.20)	(0.31)	(0.51)	$ 7.32	12.94%
12/31/2016	$ 6.91	0.12	0.45	0.57	(0.13)	(0.41)	(0.54)	$ 6.94	8.35%
12/31/2015	$ 7.69	0.16	(0.21)	(0.05)	(0.19)	(0.54)	(0.73)	$ 6.91	(0.65%)
Class L
06/30/2020(Unaudited)	$10.39	0.04	(0.46)	(0.42)	(0.03)	-	(0.03)	$ 9.94	(4.06%) (d)
12/31/2019	$ 9.45	0.16	1.44	1.60	(0.10)	(0.56)	(0.66)	$10.39	17.23%
12/31/2018	$10.75	0.27	(0.93)	(0.66)	(0.17)	(0.47)	(0.64)	$ 9.45	(6.45%)
12/31/2017	$ 9.98	0.29	0.96	1.25	(0.17)	(0.31)	(0.48)	$10.75	12.56%
12/31/2016	$ 9.72	0.18	0.60	0.78	(0.11)	(0.41)	(0.52)	$ 9.98	8.14%
12/31/2015	$10.50	0.25	(0.35)	(0.10)	(0.14)	(0.54)	(0.68)	$ 9.72	(0.96%)
Institutional Class
06/30/2020(Unaudited)	$ 9.81	0.07	(0.44)	(0.37)	(0.06)	-	(0.06)	$ 9.38	(3.81%) (d)
12/31/2019	$ 8.97	0.19	1.39	1.58	(0.18)	(0.56)	(0.74)	$ 9.81	18.00%
12/31/2018	$10.26	0.33	(0.91)	(0.58)	(0.24)	(0.47)	(0.71)	$ 8.97	(5.91%)
12/31/2017	$ 9.56	0.31	0.95	1.26	(0.25)	(0.31)	(0.56)	$10.26	13.29%
12/31/2016	$ 9.28	0.24	0.55	0.79	(0.10)	(0.41)	(0.51)	$ 9.56	8.67%
12/31/2015 (e)	$10.00	0.27	(0.56)	(0.29)	(0.14)	(0.29)	(0.43)	$ 9.28	(2.95%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/30/2020 (Unaudited)	$ 639,136	0.45% (h)	0.40% (h)	1.04% (h)	18% (d)
12/31/2019	$ 740,432	0.45%	0.39%	1.63%	27%
12/31/2018	$ 749,829	0.45%	0.39%	2.36%	31%
12/31/2017	$1,034,643	0.45%	0.39%	2.64%	18%
12/31/2016	$ 851,580	0.45%	0.40%	1.77%	26%
12/31/2015	$ 922,155	0.33%	0.29%	2.14%	27% (i)
Class L
06/30/2020 (Unaudited)	$ 771,393	0.71% (h)	0.66% (h)	0.87% (h)	18% (d)
12/31/2019	$ 797,338	0.70%	0.64%	1.53%	27%
12/31/2018	$ 575,529	0.70%	0.64%	2.59%	31%
12/31/2017	$ 451,168	0.70%	0.65%	2.73%	18%
12/31/2016	$ 255,341	0.70%	0.65%	1.80%	26%
12/31/2015	$ 165,462	0.61%	0.57%	2.38%	27% (i)
Institutional Class
06/30/2020 (Unaudited)	$ 123,739	0.10% (h)	0.05% (h)	1.43% (h)	18% (d)
12/31/2019	$ 132,857	0.10%	0.04%	1.99%	27%
12/31/2018	$ 134,337	0.10%	0.04%	3.26%	31%
12/31/2017	$ 96,479	0.10%	0.04%	3.09%	18%
12/31/2016	$ 69,089	0.10%	0.05%	2.57%	26%
12/31/2015 (e)	$ 19,943	0.10% (h)	0.05% (h)	4.18% (h)	27% (i)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Institutional Class inception date was May 1, 2015.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2020(Unaudited)	$ 7.45	0.03	(0.48)	(0.45)	(0.04)	-	(0.04)	$ 6.96	(6.07%) (d)
12/31/2019	$ 6.94	0.12	1.25	1.37	(0.13)	(0.73)	(0.86)	$ 7.45	20.35%
12/31/2018	$ 8.40	0.19	(0.79)	(0.60)	(0.22)	(0.64)	(0.86)	$ 6.94	(7.62%)
12/31/2017	$ 7.75	0.25	0.93	1.18	(0.23)	(0.30)	(0.53)	$ 8.40	15.42%
12/31/2016	$ 7.69	0.13	0.56	0.69	(0.13)	(0.50)	(0.63)	$ 7.75	9.23%
12/31/2015	$ 8.54	0.18	(0.24)	(0.06)	(0.19)	(0.60)	(0.79)	$ 7.69	(0.64%)
Class L
06/30/2020(Unaudited)	$ 9.06	0.03	(0.58)	(0.55)	(0.03)	-	(0.03)	$ 8.48	(6.11%) (d)
12/31/2019	$ 8.27	0.13	1.48	1.61	(0.09)	(0.73)	(0.82)	$ 9.06	20.06%
12/31/2018	$ 9.83	0.23	(0.97)	(0.74)	(0.18)	(0.64)	(0.82)	$ 8.27	(7.89%)
12/31/2017	$ 8.98	0.27	1.08	1.35	(0.20)	(0.30)	(0.50)	$ 9.83	15.19%
12/31/2016	$ 8.82	0.16	0.61	0.77	(0.11)	(0.50)	(0.61)	$ 8.98	8.93%
12/31/2015	$ 9.66	0.23	(0.33)	(0.10)	(0.14)	(0.60)	(0.74)	$ 8.82	(0.99%)
Institutional Class
06/30/2020(Unaudited)	$ 9.65	0.06	(0.62)	(0.56)	(0.05)	-	(0.05)	$ 9.04	(5.81%) (d)
12/31/2019	$ 8.77	0.18	1.60	1.78	(0.17)	(0.73)	(0.90)	$ 9.65	20.64%
12/31/2018	$10.40	0.31	(1.04)	(0.73)	(0.26)	(0.64)	(0.90)	$ 8.77	(7.30%)
12/31/2017	$ 9.49	0.33	1.16	1.49	(0.28)	(0.30)	(0.58)	$10.40	15.88%
12/31/2016	$ 9.25	0.25	0.61	0.86	(0.12)	(0.50)	(0.62)	$ 9.49	9.52%
12/31/2015 (e)	$10.00	0.26	(0.57)	(0.31)	(0.17)	(0.27)	(0.44)	$ 9.25	(3.22%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/30/2020 (Unaudited)	$276,587	0.45% (h)	0.42% (h)	0.86% (h)	18% (d)
12/31/2019	$336,156	0.45%	0.42%	1.53%	34%
12/31/2018	$330,334	0.45%	0.42%	2.27%	38%
12/31/2017	$491,402	0.45%	0.42%	3.00%	18%
12/31/2016	$312,433	0.45%	0.42%	1.73%	30%
12/31/2015	$316,691	0.33%	0.31%	2.09%	29% (i)
Class L
06/30/2020 (Unaudited)	$314,526	0.70% (h)	0.67% (h)	0.73% (h)	18% (d)
12/31/2019	$316,572	0.70%	0.67%	1.48%	34%
12/31/2018	$211,270	0.70%	0.67%	2.41%	38%
12/31/2017	$199,087	0.70%	0.67%	2.84%	18%
12/31/2016	$117,482	0.70%	0.67%	1.82%	30%
12/31/2015	$ 70,855	0.61%	0.59%	2.41%	29% (i)
Institutional Class
06/30/2020 (Unaudited)	$ 56,744	0.10% (h)	0.07% (h)	1.29% (h)	18% (d)
12/31/2019	$ 61,262	0.10%	0.07%	1.88%	34%
12/31/2018	$ 60,717	0.10%	0.07%	3.02%	38%
12/31/2017	$ 53,737	0.10%	0.07%	3.24%	18%
12/31/2016	$ 37,132	0.10%	0.07%	2.60%	30%
12/31/2015 (e)	$ 1,473	0.10% (h)	0.07% (h)	3.96% (h)	29% (i)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Institutional Class inception date was May 1, 2015.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST AGGRESSIVE PROFILE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2020(Unaudited)	$ 5.96	0.01	(0.64)	(0.63)	(0.02)	-	(0.02)	$ 5.31	(10.54%) (d)
12/31/2019	$ 5.54	0.08	1.31	1.39	(0.13)	(0.84)	(0.97)	$ 5.96	26.10%
12/31/2018	$ 7.21	0.15	(0.84)	(0.69)	(0.18)	(0.80)	(0.98)	$ 5.54	(10.41%)
12/31/2017	$ 6.49	0.22	1.11	1.33	(0.17)	(0.44)	(0.61)	$ 7.21	20.62%
12/31/2016	$ 6.64	0.10	0.60	0.70	(0.17)	(0.68)	(0.85)	$ 6.49	11.04%
12/31/2015	$ 7.76	0.14	(0.19)	(0.05)	(0.19)	(0.88)	(1.07)	$ 6.64	(0.64%)
Class L
06/30/2020(Unaudited)	$12.57	0.02	(1.35)	(1.33)	-	-	-	$11.24	(10.58%) (d)
12/31/2019	$10.84	0.15	2.58	2.73	(0.16)	(0.84)	(1.00)	$12.57	25.82%
12/31/2018	$13.12	0.29	(1.63)	(1.34)	(0.14)	(0.80)	(0.94)	$10.84	(10.75%)
12/31/2017	$11.37	0.38	1.94	2.32	(0.13)	(0.44)	(0.57)	$13.12	20.44%
12/31/2016	$11.08	0.19	0.96	1.15	(0.18)	(0.68)	(0.86)	$11.37	10.63%
12/31/2015	$12.23	0.25	(0.35)	(0.10)	(0.17)	(0.88)	(1.05)	$11.08	(0.76%)
Institutional Class
06/30/2020(Unaudited)	$ 9.73	0.04	(1.04)	(1.00)	(0.03)	-	(0.03)	$ 8.70	(10.28%) (d)
12/31/2019	$ 8.55	0.16	2.03	2.19	(0.17)	(0.84)	(1.01)	$ 9.73	26.52%
12/31/2018	$10.57	0.34	(1.35)	(1.01)	(0.21)	(0.80)	(1.01)	$ 8.55	(10.23%)
12/31/2017	$ 9.27	0.37	1.59	1.96	(0.22)	(0.44)	(0.66)	$10.57	21.23%
12/31/2016	$ 9.08	0.20	0.80	1.00	(0.13)	(0.68)	(0.81)	$ 9.27	11.33%
12/31/2015 (e)	$10.00	0.30	(0.68)	(0.38)	(0.03)	(0.51)	(0.54)	$ 9.08	(3.83%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/30/2020 (Unaudited)	$339,469	0.45% (h)	0.45% (h)	0.54% (h)	11% (d)
12/31/2019	$427,424	0.45%	0.45%	1.26%	33%
12/31/2018	$414,608	0.45%	0.45%	2.06%	40%
12/31/2017	$625,485	0.45%	0.45%	3.06%	21%
12/31/2016	$493,509	0.45%	0.45%	1.53%	30%
12/31/2015	$524,461	0.33%	0.33%	1.86%	28% (i)
Class L
06/30/2020 (Unaudited)	$147,178	0.70% (h)	0.70% (h)	0.35% (h)	11% (d)
12/31/2019	$162,581	0.70%	0.70%	1.21%	33%
12/31/2018	$108,800	0.70%	0.70%	2.25%	40%
12/31/2017	$107,725	0.70%	0.70%	3.04%	21%
12/31/2016	$ 66,271	0.70%	0.70%	1.69%	30%
12/31/2015	$ 41,987	0.60%	0.60%	2.02%	28% (i)
Institutional Class
06/30/2020 (Unaudited)	$104,921	0.10% (h)	0.10% (h)	0.94% (h)	11% (d)
12/31/2019	$115,496	0.10%	0.10%	1.67%	33%
12/31/2018	$ 99,964	0.10%	0.10%	3.27%	40%
12/31/2017	$ 72,696	0.10%	0.10%	3.60%	21%
12/31/2016	$ 46,807	0.10%	0.10%	2.12%	30%
12/31/2015 (e)	$ 20,858	0.10% (h)	0.10% (h)	4.56% (h)	28% (i)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Institutional Class inception date was May 1, 2015.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-six funds. Interests in the Great-West Conservative Profile Fund, Great-West Moderately Conservative Profile Fund, Great-West Moderate Profile Fund, Great-West Moderately Aggressive Profile Fund and Great-West Aggressive Profile Fund (each a Fund, collectively the Funds) are included herein. The investment objective of each Fund is to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize fixed income investments for the Great-West Conservative Profile Fund; to seek capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize fixed income investments, and to a lesser degree, in those that emphasize equity investments for the Great-West Moderately Conservative Profile Fund; to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds with a relatively equal emphasis on equity and fixed income investments for the Great-West Moderate Profile Fund; to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize equity investments, and to a lesser degree, in those that emphasize fixed income investments for the Great-West Moderately Aggressive Profile Fund and to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize equity investments for the Great-West Aggressive Profile Fund. Each Fund is non-diversified as defined in the 1940 Act. The Funds are available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, and to college savings programs.
Each of the Funds offer three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of each Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.
The outbreak of the novel strain of coronavirus, specifically identified as "COVID-19", has resulted in governments worldwide enacting emergency measures to combat the spread of the virus. These measures, which include the implementation of travel bans, self-imposed quarantine periods and social distancing, have caused material disruption to businesses globally resulting in an economic slowdown. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Fund in future periods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Funds.
Security Valuation
The Board of Directors of the Funds has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.

Semi-Annual Report - June 30, 2020

Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits plus accrued interest, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).
The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2020, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 2 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments.
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date. Interest on the GWL&A Contract is accrued daily.
Federal Income Taxes and Distributions to Shareholders
Each Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. Each Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on each Fund tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Funds, if any, are declared and paid semi-annually. Capital gain distributions of the Funds, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Funds at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: disallowed losses and distribution adjustments.

Semi-Annual Report - June 30, 2020

The aggregate cost of investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2020 were as follows:
	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Depreciation on Investments
Great-West Conservative Profile Fund	$883,261,013	$32,743,182	$(57,323,386)	$(24,580,204)
Great-West Moderately Conservative Profile Fund	524,998,691	19,482,642	(44,645,898)	(25,163,256)
Great-West Moderate Profile Fund	1,652,358,893	63,508,311	(180,506,096)	(116,997,785)
Great-West Moderately Aggressive Profile Fund	724,659,538	21,268,865	(96,230,852)	(74,961,987)
Great-West Aggressive Profile Fund	700,536,673	17,596,051	(125,587,416)	(107,991,365)
2.  INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (GWCM) (the Adviser), a wholly-owned subsidiary of GWL&A. As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.10% of the average daily net assets of each Fund. The management fee encompasses fund operation expenses except for shareholder services fees and distribution fees. Each Fund will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Funds may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. The Adviser has contractually agreed to reduce its management fee by 0.35% of the amount each Fund has allocated to the GWL&A Contract. The amount waived, if any, is reflected in the Statement of Operations.
Effective April 29, 2020, Great-West Funds entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of GWCM and subsidiary of GWL&A. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class and Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class. Prior to April 29, 2020, GWL&A provided the Shareholder Services pursuant to an agreement between Great-West Funds and GWL&A.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Funds. The Funds have entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum 12b-1 fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-six funds for which they serve as directors was $565,500 for the period ended June 30, 2020.
Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.50%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.
The following tables are a summary of the transactions for each underlying investment during the period ended June 30, 2020, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.

Semi-Annual Report - June 30, 2020

Great-West Conservative Profile Fund
Affiliate	Shares Held/ Account Balance 06/30/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/30/2020	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Core Bond Fund Institutional Class	5,419,281	$ 58,651,397	$ 5,796,372	$ 9,528,963	$ 266,481	$ 1,929,447	$ 690,167	$ 56,848,253	6.63%
Great-West Global Bond Fund Institutional Class	7,620,081	78,191,462	7,956,065	17,852,295	(178,856)	(781,313)	176,948	67,513,919	7.87
Great-West High Yield Bond Fund Institutional Class	4,301,024	38,125,314	5,412,380	2,590,255	109,914	(1,076,943)	735,768	39,870,496	4.65
Great-West Inflation-Protected Securities Fund Institutional Class	3,819,761	39,379,232	4,324,353	6,063,802	(217,909)	1,054,392	120,106	38,694,175	4.51
Great-West Multi-Sector Bond Fund Institutional Class	7,678,468	77,807,670	4,542,497	7,932,326	18,260	(704,545)	1,631,629	73,713,296	8.59
Great-West Short Duration Bond Fund Institutional Class	7,317,781	57,389,501	24,239,861	8,801,250	(324,961)	1,081,474	898,933	73,909,586	8.62
Great-West U.S. Government Mortgage Securities Fund Institutional Class	5,603,123	58,652,523	9,013,944	13,548,009	28,480	2,697,213	610,249	56,815,671	6.62
					(298,591)	4,199,725	4,863,800	407,365,396	47.49
EQUITY MUTUAL FUNDS
Great-West Emerging Markets Equity Fund Institutional Class	1,813,217	13,438,501	5,390,131	2,793,189	(434,303)	16,616	-	15,521,137	1.81
Great-West International Growth Fund Institutional Class	1,598,285	15,235,092	3,194,873	3,948,432	105,585	(6,677,481)	-	15,519,343	1.81
Great-West International Value Fund Institutional Class	5,113,926	38,093,173	8,619,257	8,103,299	(2,353,319)	7,287,660	-	38,712,422	4.51
Great-West Invesco Small Cap Value Fund Institutional Class	1,431,888	8,347,212	4,913,245	2,794,401	(960,267)	(729,217)	46,228	9,736,839	1.14
Great-West Large Cap Growth Fund Institutional Class	1,906,909	23,325,166	3,634,198	9,133,575	(338,361)	3,741,347	34,506	21,567,136	2.51
Great-West Large Cap Value Fund Institutional Class	8,687,119	58,134,998	14,585,015	17,067,879	(4,614,145)	(2,052,611)	668,428	53,599,523	6.25
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	1,580,208	8,341,507	4,563,211	2,421,281	(753,429)	(780,961)	40,016	9,702,476	1.13
Great-West Mid Cap Value Fund Institutional Class	4,228,087	31,148,249	10,637,394	9,229,415	(2,668,122)	(1,818,033)	223,823	30,738,195	3.58
Great-West Real Estate Index Fund Institutional Class	6,052,128	43,331,849	14,385,351	8,774,225	(1,557,223)	(5,972,863)	713,026	42,970,112	5.01
Great-West Small Cap Growth Fund Institutional Class	719,383	6,603,078	3,203,917	3,158,187	(599,565)	1,027,012	-	7,675,820	0.89
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	1,512,294	12,483,383	2,809,211	4,035,390	(541,611)	1,052,869	-	12,310,073	1.44
					(14,714,760)	(4,905,662)	1,726,027	258,053,076	30.08
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	193,262,337	193,651,906	33,333,748	35,097,888	-	-	1,374,571	193,262,337	22.53
					0	0	1,374,571	193,262,337	22.53
				Total	$(15,013,351)	$ (705,937)	$7,964,398	$858,680,809	100.10%

Semi-Annual Report - June 30, 2020

Great-West Moderately Conservative Profile Fund
Affiliate	Shares Held/ Account Balance 06/30/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/30/2020	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Core Bond Fund Institutional Class	2,482,014	$ 26,558,449	$ 4,311,712	$ 5,739,036	$ 74,132	$ 905,201	$ 310,796	$ 26,036,326	5.21%
Great-West Global Bond Fund Institutional Class	3,484,086	35,372,715	5,901,153	10,195,737	(282,937)	(209,129)	80,736	30,869,002	6.18
Great-West High Yield Bond Fund Institutional Class	1,965,702	17,251,435	2,713,263	1,211,239	(57,273)	(531,405)	335,491	18,222,054	3.65
Great-West Inflation-Protected Securities Fund Institutional Class	1,749,768	17,818,820	3,132,399	3,719,335	(129,064)	493,265	54,852	17,725,149	3.55
Great-West Multi-Sector Bond Fund Institutional Class	3,511,659	35,238,681	4,287,907	5,393,766	(10,189)	(420,895)	744,142	33,711,927	6.75
Great-West Short Duration Bond Fund Institutional Class	1,213,631	4,654,419	9,552,482	2,084,490	(47,833)	135,267	146,485	12,257,678	2.46
Great-West U.S. Government Mortgage Securities Fund Institutional Class	2,567,136	26,558,825	5,701,746	7,321,320	167,868	1,091,513	275,355	26,030,764	5.21
					(285,296)	1,463,817	1,947,857	164,852,900	33.01
EQUITY MUTUAL FUNDS
Great-West Emerging Markets Equity Fund Institutional Class	1,706,378	12,496,064	4,654,731	1,757,366	(305,938)	(221,531)	-	14,606,597	2.92
Great-West International Growth Fund Institutional Class	1,500,735	14,233,659	2,568,445	2,935,828	96,691	(7,078,574)	-	14,572,139	2.92
Great-West International Value Fund Institutional Class	4,813,737	35,498,395	7,474,514	5,406,010	(1,542,929)	6,092,228	-	36,439,991	7.30
Great-West Invesco Small Cap Value Fund Institutional Class	1,345,549	7,721,130	4,506,145	2,084,505	(755,464)	(993,037)	43,365	9,149,733	1.83
Great-West Large Cap Growth Fund Institutional Class	1,797,175	21,797,858	2,690,537	6,956,664	28,591	2,794,315	32,513	20,326,046	4.07
Great-West Large Cap Value Fund Institutional Class	8,177,040	54,265,585	13,042,673	13,534,199	(3,749,955)	(3,321,725)	627,466	50,452,334	10.10
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	1,483,849	7,718,559	4,162,936	1,807,597	(635,274)	(963,064)	37,552	9,110,834	1.82
Great-West Mid Cap Value Fund Institutional Class	3,978,796	29,005,688	9,560,362	6,944,289	(2,029,158)	(2,695,914)	210,324	28,925,847	5.79
Great-West Real Estate Index Fund Institutional Class	3,170,429	22,528,257	6,958,386	3,452,836	(671,263)	(3,523,764)	372,660	22,510,043	4.51
Great-West Small Cap Growth Fund Institutional Class	681,968	6,171,353	2,900,438	2,595,276	(548,287)	800,084	-	7,276,599	1.46
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	1,419,683	11,608,397	2,326,296	3,072,315	(446,335)	693,842	-	11,556,220	2.31
					(10,559,321)	(8,417,140)	1,323,880	224,926,383	45.03
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	110,056,152	108,935,685	26,109,029	25,770,573	-	-	782,011	110,056,152	22.03
					0	0	782,011	110,056,152	22.03
				Total	$(10,844,617)	$(6,953,323)	$4,053,748	$499,835,435	100.07%

Semi-Annual Report - June 30, 2020

Great-West Moderate Profile Fund
Affiliate	Shares Held/ Account Balance 06/30/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/30/2020	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Core Bond Fund Institutional Class	5,547,736	$ 65,058,726	$ 8,437,555	$16,996,019	$ 350,487	$ 1,695,491	$ 686,619	$ 58,195,753	3.79%
Great-West Global Bond Fund Institutional Class	7,780,413	86,631,715	10,838,278	28,071,746	(963,515)	(463,791)	180,943	68,934,456	4.49
Great-West High Yield Bond Fund Institutional Class	4,383,107	42,383,012	4,177,616	4,364,975	(88,652)	(1,564,255)	750,529	40,631,398	2.65
Great-West Inflation-Protected Securities Fund Institutional Class	3,905,422	43,736,041	6,124,382	11,392,663	(411,889)	1,094,171	122,579	39,561,931	2.58
Great-West Multi-Sector Bond Fund Institutional Class	7,847,638	86,306,175	7,380,276	17,284,073	(418,149)	(1,065,050)	1,666,652	75,337,328	4.91
Great-West Short Duration Bond Fund Institutional Class	2,695,645	11,190,424	22,312,508	6,506,928	(150,680)	230,009	321,989	27,226,013	1.78
Great-West U.S. Government Mortgage Securities Fund Institutional Class	5,737,147	65,058,357	11,630,358	21,151,040	270,502	2,637,000	609,227	58,174,675	3.79
					(1,411,896)	2,563,575	4,338,538	368,061,554	23.99
EQUITY MUTUAL FUNDS
Great-West Emerging Markets Equity Fund Institutional Class	7,243,585	58,560,405	14,396,661	6,618,808	(894,824)	1,482,304	-	62,005,087	4.04
Great-West International Growth Fund Institutional Class	6,371,604	66,355,145	4,816,657	10,579,953	1,706,483	(49,865,827)	-	61,868,274	4.03
Great-West International Value Fund Institutional Class	20,425,760	165,864,382	15,514,528	18,566,051	(4,762,090)	37,136,922	-	154,623,004	10.08
Great-West Invesco Small Cap Value Fund Institutional Class	5,707,405	36,102,826	15,168,188	6,972,274	(2,403,155)	(5,488,387)	184,432	38,810,353	2.53
Great-West Large Cap Growth Fund Institutional Class	7,641,508	101,561,072	4,893,778	28,631,135	3,216,201	8,601,738	138,177	86,425,453	5.63
Great-West Large Cap Value Fund Institutional Class	34,706,615	253,314,666	31,651,580	51,566,437	(12,834,625)	(19,259,993)	2,671,403	214,139,816	13.96
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	6,294,069	36,071,740	13,825,303	6,394,045	(2,328,742)	(4,857,414)	159,620	38,645,584	2.52
Great-West Mid Cap Value Fund Institutional Class	16,921,892	135,527,986	27,410,273	21,847,379	(3,225,731)	(18,068,727)	896,319	123,022,153	8.02
Great-West Real Estate Index Fund Institutional Class	8,648,403	67,184,271	13,194,864	7,807,851	(1,233,307)	(11,167,626)	1,020,124	61,403,658	4.00
Great-West Small Cap Growth Fund Institutional Class	2,889,639	28,897,774	9,714,598	9,896,084	(1,204,845)	2,116,164	-	30,832,452	2.01
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	6,051,192	54,188,826	5,402,100	12,233,678	(1,172,475)	1,899,455	-	49,256,703	3.21
					(25,137,110)	(57,471,391)	5,070,075	921,032,537	60.03
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	246,267,017	267,333,142	52,175,595	74,991,088	-	-	1,749,368	246,267,017	16.05
					0	0	1,749,368	246,267,017	16.05
				Total	$(26,549,006)	$(54,907,816)	$11,157,981	$1,535,361,108	100.07%

Semi-Annual Report - June 30, 2020

Great-West Moderately Aggressive Profile Fund
Affiliate	Shares Held/ Account Balance 06/30/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/30/2020	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Core Bond Fund Institutional Class	1,577,272	$ 18,820,635	$ 3,366,436	$ 6,121,190	$ 116,410	$ 479,708	$ 192,433	$ 16,545,589	2.56%
Great-West Global Bond Fund Institutional Class	2,223,650	25,009,991	4,238,044	9,506,580	(348,840)	(39,916)	51,819	19,701,539	3.04
Great-West High Yield Bond Fund Institutional Class	1,256,980	12,191,612	1,887,077	2,121,374	(222,043)	(305,111)	215,540	11,652,204	1.80
Great-West Inflation-Protected Securities Fund Institutional Class	1,114,167	12,631,453	2,390,540	4,064,018	(134,625)	328,541	35,221	11,286,516	1.74
Great-West Multi-Sector Bond Fund Institutional Class	2,243,026	24,972,624	3,369,468	6,503,111	(122,495)	(305,935)	478,213	21,533,046	3.33
Great-West Short Duration Bond Fund Institutional Class	1,933,051	16,196,717	9,235,262	6,187,459	(179,490)	279,291	227,750	19,523,811	3.01
Great-West U.S. Government Mortgage Securities Fund Institutional Class	1,631,031	18,818,692	4,224,308	7,149,384	196,636	645,038	171,205	16,538,654	2.55
					(694,447)	1,081,616	1,372,181	116,781,359	18.03
EQUITY MUTUAL FUNDS
Great-West Emerging Markets Equity Fund Institutional Class	3,802,185	30,861,149	7,915,183	3,680,431	(553,211)	(1,036,617)	-	32,546,703	5.02
Great-West International Growth Fund Institutional Class	3,352,786	35,126,273	1,631,271	4,674,359	450,673	(26,438,258)	-	32,555,549	5.03
Great-West International Value Fund Institutional Class	10,743,284	88,050,254	6,987,403	7,781,505	(2,028,808)	19,468,547	-	81,326,658	12.55
Great-West Invesco Small Cap Value Fund Institutional Class	2,997,365	19,109,876	7,790,959	3,078,439	(1,088,049)	(3,440,315)	97,066	20,382,081	3.15
Great-West Large Cap Growth Fund Institutional Class	4,011,148	53,794,488	954,593	13,517,512	1,017,264	4,134,516	72,837	45,366,085	7.00
Great-West Large Cap Value Fund Institutional Class	18,238,953	134,375,277	14,896,180	23,891,293	(5,925,664)	(12,845,820)	1,405,962	112,534,344	17.37
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	3,307,823	19,113,371	7,053,615	2,649,250	(946,825)	(3,207,704)	84,009	20,310,032	3.13
Great-West Mid Cap Value Fund Institutional Class	8,899,740	71,763,384	13,185,843	9,418,740	(1,783,977)	(10,829,375)	472,108	64,701,112	9.99
Great-West Real Estate Index Fund Institutional Class	3,208,170	25,203,868	5,095,683	3,027,605	(362,197)	(4,493,939)	379,063	22,778,007	3.52
Great-West Small Cap Growth Fund Institutional Class	1,518,148	15,342,959	4,473,414	4,337,478	(740,117)	719,749	-	16,198,644	2.50
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	3,178,804	28,749,022	1,825,846	5,043,310	(594,774)	343,906	-	25,875,464	3.99
					(12,555,685)	(37,625,310)	2,511,045	474,574,679	73.25
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	58,341,513	64,162,739	15,541,153	21,784,328	-	-	421,949	58,341,513	9.00
					0	0	421,949	58,341,513	9.00
				Total	$(13,250,132)	$(36,543,694)	$4,305,175	$649,697,551	100.28%

Semi-Annual Report - June 30, 2020

Great-West Aggressive Profile Fund
Affiliate	Shares Held/ Account Balance 06/30/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/30/2020	Value as a Percentage of Net Assets
EQUITY MUTUAL FUNDS
Great-West Emerging Markets Equity Fund Institutional Class	4,825,102	$ 42,646,075	$10,563,336	$ 9,119,337	$ (1,681,221)	$ (388,520)	$ -	$ 41,302,872	6.98%
Great-West International Growth Fund Institutional Class	4,255,697	48,532,961	2,324,477	9,563,252	525,609	(38,253,381)	-	41,322,818	6.99
Great-West International Value Fund Institutional Class	13,648,121	121,104,449	9,394,618	21,627,462	(6,652,157)	30,328,002	-	103,316,276	17.47
Great-West Invesco Small Cap Value Fund Institutional Class	3,808,104	26,438,539	8,587,837	3,420,449	(1,134,805)	(5,710,821)	123,835	25,895,106	4.38
Great-West Large Cap Growth Fund Institutional Class	5,106,013	74,507,325	1,124,151	22,908,761	740,148	5,026,289	92,711	57,749,004	9.76
Great-West Large Cap Value Fund Institutional Class	23,247,371	185,040,307	10,462,334	31,411,473	(7,277,726)	(20,654,889)	1,794,722	143,436,279	24.25
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	4,207,152	26,430,667	7,708,344	3,110,588	(1,041,965)	(5,196,505)	107,184	25,831,918	4.37
Great-West Mid Cap Value Fund Institutional Class	11,329,610	98,998,804	10,789,665	9,139,121	(827,112)	(18,283,083)	602,127	82,366,265	13.92
Great-West Real Estate Index Fund Institutional Class	2,503,549	21,280,516	3,554,492	3,039,131	(161,484)	(4,020,680)	296,431	17,775,197	3.00
Great-West Small Cap Growth Fund Institutional Class	1,930,468	21,077,082	4,473,192	4,892,369	(644,228)	(59,807)	-	20,598,098	3.48
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	4,048,093	39,717,498	537,387	6,983,493	(792,655)	(319,917)	-	32,951,475	5.57
					(18,947,596)	(57,533,312)	3,017,010	592,545,308	100.17
				Total	$(18,947,596)	$(57,533,312)	$3,017,010	$592,545,308	100.17%
3.  PURCHASES & SALES OF INVESTMENTS
For the period ended June 30, 2020, the aggregate cost of purchases and proceeds from sales of investments were as follows:
	Purchases	Sales
Great-West Conservative Profile Fund	$170,555,022	$157,860,710
Great-West Moderately Conservative Profile Fund	122,555,154	101,137,764
Great-West Moderate Profile Fund	279,065,098	335,323,221
Great-West Moderately Aggressive Profile Fund	116,062,278	131,287,234
Great-West Aggressive Profile Fund	69,519,833	106,267,840
4.  INDEMNIFICATIONS
The Funds' organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semi-Annual Report - June 30, 2020

5.  SUBSEQUENT EVENT
Management has reviewed all events subsequent to June 30, 2020, including the estimates inherent in the process of preparing these financial statements, through the date the financial statements were issued. No subsequent events requiring adjustment or disclosure have occurred.

Semi-Annual Report - June 30, 2020

Semi-Annual Report - June 30, 2020

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form NPORT-EX. Great-West Funds’ Forms NPORT-EX are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Funds’ Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the Investment Company Act. The programis designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its cash holdings and access to other funding sources. The Funds’ Board of Directors approved the designation of theGreat-West CapitalManagement, LLC (the “Adviser”) Liquidity Risk Management Committee as the administrator of the liquidity riskmanagement program. The Liquidity Risk Management Committee includes representatives from the Adviser’s Risk, Trading, Investment Valuation, and Regulatory Compliance departments and is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy and effectiveness. The Liquidity Risk Management Committee reassessed each Fund’s liquidity risk profile, considering additional data gathered through May 2020 and the adequacy and effectiveness of the liquidity risk management program’s operations since its inception in December 2018 (the “covered period”) in order to prepare a written report to the Board of Directors for review at its meeting held on June 11, 2020. The report stated that:
(i) the program performed well during the covered period and meets the needs and profile of the Funds,
(ii)	the Funds benefit from the stability of their shareholder base,
(iii)	the selection of two vendors to supply liquidity measurement products has proven to be extremely helpful,
(iv)	no changes were proposed to the program as of the date of the report, and
(v)	no Fund approached the internal triggers set by the Liquidity Risk Management Committee or the regulatory percentage limitation (15%) on holdings in illiquid investments.
The report also stated that it continues to be appropriate to not set a “highly liquid investment minimum” for any Funds because the Funds primarily hold “highly liquid investments” and reviewed the changes to the program since inception.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West, Inc. (the “Company”), including the Directors who are not interested persons of the Fund (the “Independent Directors”), at a meeting held on April 21, 2020 (the “April Meeting”), approved the continuation of the investment advisory agreement (the “Advisory Agreement”) between Great-West Capital Management, LLC (“GWCM”) and the Company, on behalf of each of the following series of the Company: (i) Great-West Aggressive Profile Fund; (ii) Great-West Moderately Aggressive Profile Fund; (iii) Great-West Moderate Profile Fund; (iv) Great-West Moderately Conservative Profile Fund; and (v) Great-West Conservative Profile Fund (each, a “Fund,” collectively, the “Funds”).

Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each of the Funds in accordance with its investment objectives, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the Funds’ operation.
On March 10, 2020 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information encompassing a wide variety of topics and furnished by GWCM in connection with the proposed continuation of the Advisory Agreement, and met separately with representatives of Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, and with GWCM to review comparative information on each Fund’s investment performance, fees and expenses. In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Fee Consultant”) to review comparative information regarding each Fund’s investment performance, fees and expenses, and further discussed such information with GWCM. The Independent Directors also considered additional information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Advisory Agreement separately with independent legal counsel at the April Meeting. The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Funds.
In approving the continuation of the Advisory Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Agreement. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year.
In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approval was based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted in their deliberations by independent legal counsel.
Based upon its review of the Advisory Agreement and the information provided to it, the Board concluded that the Advisory Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Advisory Agreement are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Funds by GWCM. Among other things, the Board considered GWCM’s organizational history, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Funds, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Funds. The Board also reviewed the qualifications, education, experience, tenure and responsibilities of the senior personnel serving the Funds and the portfolio management team responsible for the day-to-day management of the Funds, as well as GWCM’s efforts to attract, retain and motivate capable personnel to serve the Funds. In addition, the Board considered GWCM’s reputation for management of its investment strategies, its decision-making process regarding asset allocation and investments, its disaster recovery procedures, including cybersecurity risk mitigation, its overall financial condition and ability to carry out its obligations to the Funds, its technical resources, operational capabilities and safeguards, and compliance policies and procedures, including for liquidity risk management oversight. The Board noted GWCM’s recent and anticipated system and process enhancements, such as the conversion to an industry-leading portfolio and risk analytics tool and the anticipated implementation of a new compliance tool as well as updates to the investment accounting application, and GWCM’s efforts generally to ensure that third-party programs used to service the Funds are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of GWCM each year to discuss portfolio management strategies and performance. Additionally, the quality of GWCM’s communications with the Board, as well as GWCM’s responsiveness to the Board, were taken into account. In this regard, the Board took into account GWCM’s communications with the Board in light of recent market volatility amidst the coronavirus pandemic.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by GWCM.
Investment Performance

The Board received and considered information regarding the investment performance of each Fund. The Board reviewed performance information for each Fund’s Investor Class and Institutional Class as compared against a composite of multiple benchmark indices and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classifications. This performance data included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2019 with respect to the Investor Class and, for the Institutional Class, annualized returns for the one- and three-year periods ended December 31, 2019. In evaluating the performance of the Funds, the Board noted how each Fund performed relative to the returns of the applicable composite index and performance universe. In addition, the Board noted that it had also received and discussed at periodic intervals information comparing each Fund’s performance to that of its benchmark and composite indices and to a peer group of funds.
In evaluating each Fund’s investment performance, the Board considered each Fund’s performance relative to its composite index as well as the Fund’s quintile ranking within its performance universe—with the first quintile being the best performers and the fifth quintile being the worst performers—and made the following observations:
•	Great-West Aggressive Profile Fund: The annualized returns of the Fund’s Investor Class were in the second and third quintiles of its performance universe for the one- and three-year periods ended December 31, 219, respectively, and in the first quintile for each of the five- and ten-year periods ended December 31, 2019. Similarly, as to the Institutional Class, the annualized returns of the Fund were in the second and third quintiles of its performance universe for the one- and three-year periods ended December 31, 2019, respectively.
•	Great-West Moderately Aggressive Profile Fund: Although the annualized returns of the Fund’s Investor Class were in the fourth quintile of its performance universe for the one- and three-year periods ended December 31, 2019, the Investor Class performance ranked in the third quintile of its performance universe for the five- and ten-year periods ended December 31, 2019, equaling the performance universe median for the five-year period and exceeding the performance universe median for the ten-year period. The annualized returns of the Institutional Class were in the third and fourth quintiles of its performance universe for the one- and three-year periods ended December 31, 2019, respectively.
•	Great-West Moderate Profile Fund: The annualized returns of the Fund’s Investor Class were in the third quintile of its performance universe for the one- and three-year periods ended December 31, 2019, and in the second quintile of its performance universe for the five- and ten-year periods ended December 31, 2019. As to the Fund’s Institutional Class, the annualized returns were in the third quintile of its performance universe for the one- and three-year periods ended December 31, 2019, which exceeded the performance universe median for each period.
•	Great-West Moderately Conservative Profile Fund: The annualized returns of the Fund’s Investor Class were in the fifth quintile of its performance universe for the one- and three-year periods ended December 31, 2019, and in the fourth quintile of its performance universe for the five- and ten-year periods ended December 31, 2019. As to the Fund’s Institutional Class, the annualized returns were in the fifth and fourth quintiles for the one- and three-year periods ended December 31, 2019, respectively.
•	Great-West Conservative Profile Fund: The annualized returns of the Fund’s Investor Class were in the fourth quintile of its performance universe for the one- and three-year periods ended December 31, 2019 and in the third quintile of its performance universe for the five- and ten-year periods ended December 31, 2019. As to the Fund’s Institutional Class, the annualized returns were in the fourth and third quintiles of its performance universe for the one- and three-year periods ended December 31, 2019, respectively.
In assessing the comparative performance information, including the data indicating that each Fund underperformed its composite index for each period reviewed, the Board considered GWCM’s processes for monitoring Fund performance, as well as the regular reports provided to the Board from GWCM regarding the ratings and rolling analyses applied to each Fund by GWCM. Noting that each Fund operates as a “fund of funds,” with GWCM using strategies to allocate each Fund’s assets among different asset classes and underlying funds, the Board also considered GWCM’s asset allocation processes and the oversight thereof in its evaluation of the each Fund’s performance. Taking into account all of the foregoing, the Board determined that it was satisfied with the oversight of and information provided regarding each Fund’s investment performance.
Costs and Profitability

The Board considered the costs of services provided by GWCM from its relationship with the Funds. With respect to the costs of services, the Board considered the unified investment management fee structure of the Funds and the level of the investment management fee payable by the Funds. In addition, the Board noted that GWCM has contractually agreed, for a one-year renewable term, through April 30, 2021, to reduce its management fee by a stated amount with respect to each Fund’s investment in a fixed income contract issued and guaranteed by GWCM’s parent company, Great-West Life and Annuity Insurance Company (“GWL&A”).
In light of the Funds’ unified investment management fee structure, as well as each Fund’s investment strategy of investing in a mix of underlying funds, the Board considered each Fund’s total annual operating expense ratio, including underlying fund expenses, in comparison to the total annual operating expense ratios of peer groups of funds managed by other investment advisers, as determined by Broadridge, based on Lipper fund classifications. In addition, the Board considered each Fund’s total expense ratio in comparison to the median expense ratios of all funds in the peer groups.
The Board made the following observations regarding each Fund’s total annual operating expense ratio, including the quintile ranking of such expense ratio within the peer group (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses):
•	Great-West Aggressive Profile Fund: The Investor Class total annual operating expense ratio, including underlying fund expenses, was in the third quintile of its peer group and equal to the peer group median expense ratio. The Institutional Class total annual operating expense ratio, including underlying fund expenses, was in the second quintile of its peer group.
•	Great-West Moderately Aggressive Profile Fund: The total annual operating expense ratio, including underlying fund expenses, for each class was lower than the peer group median expense ratio and ranked in the first quintile of the respective peer group.
•	Great-West Moderate Profile Fund: The total annual operating expense ratio, including underlying fund expenses, for the Investor Class was lower than the peer group median expense ratio and ranked in the second quintile of the peer group. As to the Institutional Class, the total annual operating expense ratio, including underlying fund expenses, was lower than the peer group median expense ratio and ranked in the first quintile of the peer group.
•	Great-West Moderately Conservative Profile Fund: The total annual operating expense ratio, including underlying fund expenses, for each class was lower than the peer group median expense ratio, ranking in the first quintile, and was the lowest of the peer group for the Institutional Class.
•	Great-West Conservative Profile Fund: The total annual operating expense ratio, including underlying fund expenses, for each class was lower than the peer group median expense ratio, ranking in the first quintile, and was the lowest of the peer group for the Institutional Class.
As part of its comprehensive evaluation, the Board reviewed a report from the Independent Fee Consultant assessing expenses in the context of performance.
The Board also received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Funds.
The Board further considered the overall financial soundness of GWCM and the profits estimated to have been realized by GWCM and its affiliates. The Board reviewed the financial statements and profitability information from GWCM. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from Broadridge comparing pre-tax investment management profitability margins for the latest fiscal year for certain publicly-traded advisers to fund complexes as compared to GWCM’s estimated complex-level profits. The Board considered that, while GWCM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM were not unreasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale
The Board received and considered information about the potential for GWCM to experience economies of scale in the provision of services to the Funds and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management fees payable by each Fund, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of GWCM and the current level of Fund assets. Although there are no contractual breakpoints in each Fund’s management fee schedule, the Board noted that GWCM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders and investments in the business intended to enhance services available to shareholders. The Board also noted that under each Fund’s unified investment management fee structure GWCM, and not the Fund, would be responsible for paying almost all of the expenses necessary to service the Fund, including those of other service providers, and consequently, GWCM bears the risk of these expenses increasing. Based on the information provided, the Board concluded that GWCM’s arrangements with respect to each Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by GWCM from its relationship with the Funds as part of the total mix of information evaluated by the Board. The Board noted where services were provided or proposed to be provided to the Funds by affiliates of GWCM, including, in particular, the various recordkeeping, administrative and shareholder services to be provided by Empower Retirement, LLC (“Empower”) pursuant to a new shareholder services agreement effective April 29, 2020. GWL&A, the parent company of Empower and GWCM, previously provided shareholder services pursuant to an agreement dated May 1, 2015. At the April Meeting, the Board, including the Independent Directors, considered and—after taking into account, among other things, the fee proposed to be paid to Empower—approved the new shareholder services agreement in connection with an internal restructuring of the business and employees of GWL&A and Empower. In addition to the foregoing arrangements, the Board took into account the fact that the Funds are used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWLA and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Funds’ management fees were reasonable, taking into account any ancillary benefits derived by GWCM.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement continue to be reasonable and that the continuation of the Advisory Agreement is in the best interests of each Fund.

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant’s Form N-CSRs filed on February 27,2020 (File No. 2-75503).
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 20, 2020
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 20, 2020
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 20, 2020